Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands		Total	Wordsworth [Member]	Glenn Willis [Member]	Honda Jet [Member]	Activity Prior to the Merger		Effects of the Merger	Activity Subsequent to the Merger	Previously Reported	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Wordsworth [Member]	Total flyExclusive stockholders’ equity (deficit) Glenn Willis [Member]	Total flyExclusive stockholders’ equity (deficit) Activity Prior to the Merger		Total flyExclusive stockholders’ equity (deficit) Revised	Total flyExclusive stockholders’ equity (deficit) Effects of the Merger	Total flyExclusive stockholders’ equity (deficit) Activity Subsequent to the Merger	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock [Member]	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock [Member] Revised	Total flyExclusive stockholders’ equity (deficit) Series B Preferred Stock [Member]	Total flyExclusive stockholders’ equity (deficit) Series B Preferred Stock [Member] Revised	Common Stock Common Class A	Common Stock Common Class A Effects of the Merger	Common Stock Common Class A Previously Reported	Common Stock Common Class B	Common Stock Common Class B Effects of the Merger	Common Stock Common Class B Previously Reported	LGM Enterprises, LLC members' deficit	LGM Enterprises, LLC members' deficit Activity Prior to the Merger		LGM Enterprises, LLC members' deficit Effects of the Merger	Additional paid-in capital	Additional paid-in capital Wordsworth [Member]	Additional paid-in capital Glenn Willis [Member]	Additional paid-in capital Revised	Additional paid-in capital Effects of the Merger	Additional paid-in capital Activity Subsequent to the Merger	Additional paid-in capital Previously Reported	Additional paid-in capital Series B Preferred Stock [Member]	Additional paid-in capital Series B Preferred Stock [Member] Revised	Accumulated other comprehensive loss	Accumulated other comprehensive loss Activity Prior to the Merger	Accumulated other comprehensive loss Activity Subsequent to the Merger	Accumulated other comprehensive loss Previously Reported	Accumulated deficit	Accumulated deficit Revised	Accumulated deficit Effects of the Merger	Accumulated deficit Activity Subsequent to the Merger	Accumulated deficit Previously Reported	Accumulated deficit Series A Preferred Stock [Member]	Accumulated deficit Series A Preferred Stock [Member] Revised	Accumulated deficit Series B Preferred Stock [Member]	Accumulated deficit Series B Preferred Stock [Member] Revised	Noncontrolling Interests	Noncontrolling Interests Wordsworth [Member]	Noncontrolling Interests Glenn Willis [Member]	Noncontrolling Interests Honda Jet [Member]	Noncontrolling Interests Activity Prior to the Merger		Noncontrolling Interests Revised	Noncontrolling Interests Activity Subsequent to the Merger	Noncontrolling Interests Previously Reported
Beginning balance at Dec. 31, 2022		$ 0
Temporary Equity
Merger, net of redemptions and transaction costs								$ (42,431)
Accretion of Redeemable non controlling interest to redemption amount		5,826							$ 5,826
Net Income (loss)	[1]								1,080
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023											$ 0	$ 0
Beginning balance at Dec. 31, 2022		47,417													$ (5,117)																		$ (4,641)													$ (476)													$ 52,534
Permanent Equity
Shares issued (in shares)																												7,027,255			60,000,000
Excise tax payable		(1,032)							(1,032)													$ (1,032)																				$ (1,032)
Unrealized gains on available-for-sale securities		407							251													251																										$ 251
Net income (loss)		(54,738)
Issuance of stock								37,452													$ 37,452							$ 1			$ 6					$ 80,748					$ 37,452											$ (80,755)
Issuance of class A common stock upon conversion of bridge notes (in shares)																												9,550,274
Issuance of Class A common stock upon conversion of Bridge Notes								95,503													95,503							$ 1													95,502
Redemption of LGM Common Units (triggering cancellation of Class B common stock) for Class A common stock and immediate transfer of Class A common stock to third party pursuant to Non-Redemption Agreement (in shares)																												70,000			(70,000)
Stock-based compensation								882													882																				882
Equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement								3,324													3,324																				3,324
Reduction to equity resulting from equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement being deemed an offering cost								$ (3,324)													$ (3,324)																				$ (3,324)
Accretion of Redeemable non controlling interest to redemption amount									(5,826)													(5,826)																				$ (5,826)
Net Income (loss)	[1]								$ 207													$ 299																															$ 299													$ (92)
Ending balance (in shares) at Dec. 31, 2023													16,647,529	59,930,000													16,647,529			59,930,000
Ending balance at Dec. 31, 2023		70,855													46,461												$ 2			$ 6							$ 126,978									(69)				$ (80,456)									24,394
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 27, 2023		(42,431)
Beginning balance at Dec. 31, 2022		47,417													(5,117)																		$ (4,641)													(476)													52,534
Permanent Equity
Contributions from members						$ 13,500												$ 3,959																$ 3,959																													$ 9,541
Distributions to non controlling interests						(61,630)												(40,251)																(40,251)																													(21,379)
Non-cash contributions from members						0
Non-cash distributions to members						0
Aircraft trades						0												7,319																7,319																													(7,319)
Unrealized gains on available-for-sale securities						156												156																													$ 156
Net income (loss)		(56,025)				$ (56,025)	[1]											$ (47,134)	[1]															$ (47,134)	[1]																												$ (8,891)	[1]
Ending balance at Dec. 31, 2023		(35,525)
Temporary equity, ending balance at Dec. 31, 2023											0	0
Permanent Equity
Net income (loss)		1,287
Ending balance (in shares) at Dec. 31, 2023													16,647,529	59,930,000													16,647,529			59,930,000
Ending balance at Dec. 31, 2023		70,855													46,461												$ 2			$ 6							126,978									(69)				(80,456)									24,394
Temporary Equity
Temporary equity, issuance of stock											20,361
Accretion of Redeemable non controlling interest to redemption amount		192,364
Dividends payable on temporary equity											(188)
Amortization of discount on temporary equity											97
Net Income (loss)		(21,699)
Ending balance at Mar. 31, 2024		135,140
Temporary equity, ending balance at Mar. 31, 2024											20,646
Permanent Equity
Contributions from members		157																																																									157
Distributions to non controlling interests		(2,455)																																																									(2,455)
Acquisitions of non controlling interests		(3,418)													(1,984)																						(1,984)																						(1,434)
Unrealized gains on available-for-sale securities		(169)													(169)																															(169)
Stock issued upon exercise of warrants (in shares)																											967,045
Issuance of Class A common stock upon cashless exercise of warrants		4,302													4,302																						4,302
Dividends payable on temporary equity											(188)												$ (188)																																$ (188)
Amortization of discount on temporary equity											(97)												(97)																																(97)
Issuance of class A common stock upon conversion of bridge notes (in shares)																											277,447
Issuance of Class A common stock upon conversion of Bridge Notes		371													371																						371
Accretion of Redeemable non controlling interest to redemption amount		(192,364)													(192,364)																						(129,667)													(62,697)
Net Income (loss)		(11,291)													(5,841)																																			(5,841)									(5,450)
Ending balance (in shares) at Mar. 31, 2024																											17,892,021			59,930,000
Ending balance at Mar. 31, 2024		(134,297)													(149,509)												$ 2			$ 6																(238)				(149,279)									15,212
Beginning balance at Dec. 31, 2023		(35,525)
Temporary equity, beginning balance at Dec. 31, 2023											0	0
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		186,707
Ending balance at Jun. 30, 2024		108,982
Temporary equity, ending balance at Jun. 30, 2024											21,618
Beginning balance (in shares) at Dec. 31, 2023													16,647,529	59,930,000													16,647,529			59,930,000
Beginning balance at Dec. 31, 2023		70,855													46,461												$ 2			$ 6							126,978									(69)				(80,456)									24,394
Permanent Equity
Unrealized gains on available-for-sale securities		(192)
Net income (loss)		(60,844)
Stock issued upon exercise of warrants (in shares)																											967,045
Ending balance (in shares) at Jun. 30, 2024																											17,899,586			59,930,000
Ending balance at Jun. 30, 2024		(137,380)								$ (137,380)					(149,705)												$ 2		$ 2	$ 6		$ 6					5,948									(262)			$ (262)	(155,399)				$ (149,451)					12,325								$ 12,325
Beginning balance at Dec. 31, 2023		(35,525)
Temporary equity, beginning balance at Dec. 31, 2023											0	0
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		268,423
Temporary equity, issuance of stock											20,540	13,526
Dividends payable on temporary equity											2,097	1,233
Amortization of discount on temporary equity											1,162	314
Net Income (loss)		(73,384)
Ending balance at Dec. 31, 2024		159,514
Temporary equity, ending balance at Dec. 31, 2024											23,799	15,073
Beginning balance (in shares) at Dec. 31, 2023													16,647,529	59,930,000													16,647,529			59,930,000
Beginning balance at Dec. 31, 2023		70,855													46,461												$ 2			$ 6							126,978									(69)				(80,456)									24,394
Permanent Equity
Contributions from members		6,484																																																									6,484
Distributions to non controlling interests		(19,771)																																																									(19,771)
Shares issued (in shares)																											300,000
Excise tax payable		(156)
Unrealized gains on available-for-sale securities		13													13																															13
Net income (loss)		(101,495)
Issuance of stock												10,603													$ 10,603																			$ 10,603
Stock issued upon exercise of warrants (in shares)																											974,610
Issuance of Class A common stock upon cashless exercise of warrants		4,337													4,337																						4,337
Acquisitions of non controlling interests			$ 0	$ (3,418)												$ (1,129)	$ (855)																					$ (1,129)	$ (855)																					$ 1,129	$ (2,563)
Acquisitions of non controlling interests		3,205			$ 18,969										261																						256													5									2,944			$ 18,969
Dividends payable on temporary equity											(2,097)	(1,233)											(2,097)		(1,233)																														(2,097)		$ (1,233)
Amortization of discount on temporary equity											(1,162)	(314)											(1,162)		$ (314)																			$ (314)											(1,162)
Issuance of class A common stock upon conversion of bridge notes (in shares)																											277,447
Issuance of Class A common stock upon conversion of Bridge Notes		371													371																						371
Stock-based compensation		753													753																						753
Accretion of Redeemable non controlling interest to redemption amount		(269,542)													(269,542)																						(131,382)													(138,160)
Net Income (loss)		(28,111)													(21,074)																																			(21,074)									(7,037)
Ending balance (in shares) at Dec. 31, 2024													18,199,586	59,930,000													18,199,586			59,930,000
Ending balance at Dec. 31, 2024		(210,058)								(210,058)					(234,607)					$ (233,489)							$ 2			$ 6							9,618									(56)				(244,177)	$ (233,441)								24,549						$ 23,431
Beginning balance at Mar. 31, 2024		135,140
Temporary equity, beginning balance at Mar. 31, 2024											20,646
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		(5,657)
Dividends payable on temporary equity											631
Amortization of discount on temporary equity											341
Net Income (loss)		(20,501)
Ending balance at Jun. 30, 2024		108,982
Temporary equity, ending balance at Jun. 30, 2024											21,618
Beginning balance (in shares) at Mar. 31, 2024																											17,892,021			59,930,000
Beginning balance at Mar. 31, 2024		(134,297)													(149,509)												$ 2			$ 6																(238)				(149,279)									15,212
Permanent Equity
Contributions from members		103																																																									103
Distributions to non controlling interests		(3,734)																																																									(3,734)
Acquisitions of non controlling interests		3,205													261																						256													5									2,944
Unrealized gains on available-for-sale securities		(24)													(24)																															(24)
Net income (loss)		(27,854)
Stock issued upon exercise of warrants (in shares)																											7,565
Issuance of Class A common stock upon cashless exercise of warrants		35													35																						35
Dividends payable on temporary equity											(631)												(631)																																(631)
Amortization of discount on temporary equity											(341)												$ (341)																																$ (341)
Accretion of Redeemable non controlling interest to redemption amount		5,657													5,657																						5,657
Net Income (loss)		(7,353)													(5,153)																																			(5,153)									(2,200)
Ending balance (in shares) at Jun. 30, 2024																											17,899,586			59,930,000
Ending balance at Jun. 30, 2024		(137,380)								(137,380)					(149,705)												$ 2		2	$ 6		6					5,948									(262)			(262)	(155,399)				(149,451)					12,325								12,325
Beginning balance at Dec. 31, 2024		159,514
Temporary equity, beginning balance at Dec. 31, 2024											23,799	15,073
Temporary Equity
Temporary equity, issuance of stock												3,963
Accretion of Redeemable non controlling interest to redemption amount		50,068
Dividends payable on temporary equity											(662)	(992)
Amortization of discount on temporary equity											345	190
Net Income (loss)		(17,558)
Ending balance at Mar. 31, 2025		192,024
Temporary equity, ending balance at Mar. 31, 2025											24,806	20,218
Beginning balance (in shares) at Dec. 31, 2024													18,199,586	59,930,000													18,199,586			59,930,000
Beginning balance at Dec. 31, 2024		(210,058)								(210,058)					(234,607)					(233,489)							$ 2			$ 6							9,618									(56)				(244,177)	(233,441)								24,549						23,431
Permanent Equity
Contributions from members		71																																																															71
Distributions to non controlling interests		(9,636)																																																															9,636
Unrealized gains on available-for-sale securities		54																		54																										54
Issuance of Class A common stock pursuant to Securities Purchase Agreement (in shares)																											2,000,000
Issuance of Class A common stock pursuant to Securities Purchase Agreement		5,800																		5,800																				$ 5,800
Issuance of stock												4,426														$ 4,426																			$ 4,426
Dividends payable on temporary equity											(662)	(992)												$ (662)		(992)																														$ (662)		$ (992)
Amortization of discount on temporary equity											(345)	(190)												(345)		190																			190											(345)
Stock-based compensation		1,064																		1,064																				1,064
Accretion of Redeemable non controlling interest to redemption amount		(50,068)																		50,068																				11,100											38,968
Net Income (loss)		(5,489)																		(5,449)																															(5,449)														(40)
Ending balance (in shares) at Mar. 31, 2025																											20,199,586			59,930,000
Ending balance at Mar. 31, 2025		(266,025)								(266,025)										(279,851)							$ 2		2	$ 6		6											$ 19,552			(2)			(2)		(279,857)			(301,020)											13,826		15,437
Beginning balance at Dec. 31, 2024		159,514
Temporary equity, beginning balance at Dec. 31, 2024											23,799	15,073
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		24,839
Amortization of discount on temporary equity											619
Ending balance at Jun. 30, 2025		155,122
Temporary equity, ending balance at Jun. 30, 2025											25,838	21,351
Beginning balance (in shares) at Dec. 31, 2024													18,199,586	59,930,000													18,199,586			59,930,000
Beginning balance at Dec. 31, 2024		(210,058)								(210,058)					$ (234,607)					(233,489)							$ 2			$ 6							$ 9,618									(56)				$ (244,177)	(233,441)								$ 24,549						23,431
Permanent Equity
Unrealized gains on available-for-sale securities		56
Net income (loss)		(39,176)
Ending balance (in shares) at Jun. 30, 2025													20,199,586	59,930,000													20,199,586			59,930,000
Ending balance at Jun. 30, 2025		(254,904)																		(261,351)							$ 2			$ 6										25,599											(286,958)														6,447
Beginning balance at Mar. 31, 2025		192,024
Temporary equity, beginning balance at Mar. 31, 2025											24,806	20,218
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		(24,839)
Dividends payable on temporary equity											758	1,305
Dividends paid on Series B Preferred temporary equity												(360)
Amortization of discount on temporary equity											274	188
Net Income (loss)		(12,063)
Ending balance at Jun. 30, 2025		155,122
Temporary equity, ending balance at Jun. 30, 2025											25,838	21,351
Beginning balance (in shares) at Mar. 31, 2025																											20,199,586			59,930,000
Beginning balance at Mar. 31, 2025		(266,025)								$ (266,025)										(279,851)							$ 2		$ 2	$ 6		$ 6											$ 19,552			(2)			$ (2)		(279,857)			$ (301,020)											13,826		$ 15,437
Permanent Equity
Contributions from members		1,354																																																															1,354
Distributions to non controlling interests		(9,431)																																																															9,431
Unrealized gains on available-for-sale securities		2																		2																										$ 2
Net income (loss)		(16,129)
Dividends payable on temporary equity											(758)	(1,305)												(758)		(1,305)																														(758)		$ (1,305)
Amortization of discount on temporary equity											$ (274)	$ (188)												$ (274)		$ 188																			$ 188											$ (274)
Stock-based compensation		948																		948																				948
Accretion of Redeemable non controlling interest to redemption amount		24,839																		(24,839)																				(24,839)
Net Income (loss)		(4,066)																		(4,764)																															(4,764)														698
Ending balance (in shares) at Jun. 30, 2025													20,199,586	59,930,000													20,199,586			59,930,000
Ending balance at Jun. 30, 2025		$ (254,904)																		$ (261,351)							$ 2			$ 6										$ 25,599											$ (286,958)														$ 6,447

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises,

LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.